Mobile Financial Services activities - Financial assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	€ 656	€ 900	€ 1,210
Current financial assets related to Mobile Financial Services activities	2,742	2,381	2,075
Mobile Financial Services, operating segment [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	772
Mobile Financial Services, operating segment [member] | Operating segments [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	656
Current financial assets related to Mobile Financial Services activities	2,747	2,385	2,077
Mobile Finance Services | Operating segments [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Total	296	€ 441	€ 540	€ 656
Orange Bank | Operating segments [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	656
Current financial assets related to Mobile Financial Services activities	2,714
Orange Bank | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	294
Current financial assets related to Mobile Financial Services activities	3
Orange Bank | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	294
Current financial assets related to Mobile Financial Services activities	3
Orange Bank | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	3
Orange Bank | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Investments securities [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	3
Orange Bank | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	50
Orange Bank | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Cash collateral paid [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	42
Orange Bank | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Other financial assets [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	8
Orange Bank | Operating segments [member] | Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	309
Current financial assets related to Mobile Financial Services activities	2,712
Orange Bank | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [member]
Categories of financial assets [abstract]
Current financial assets related to Mobile Financial Services activities	2,517
Orange Bank | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [member]
Categories of financial assets [abstract]
Current financial assets related to Mobile Financial Services activities	191
Orange Bank | Operating segments [member] | Financial assets at amortised cost, category [member] | IFRS Fixed Income Securities [Member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	309
Current financial assets related to Mobile Financial Services activities	€ 1